Rights of Use Assets and Lease Liabilities - Summary of Carrying Amounts of Lease Liabilities (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	€ 19,709,756	€ 4,117,341	€ 4,117,341	€ 4,012,759
Additions to liabilities	8,591,809		16,422,858	577,660
Interest on leases	606,793	155,979	631,362	106,837	€ 38,495
Lease payments	(1,048,179)		(1,459,398)	(574,044)
Others	(340,001)
Translation differences	(280,581)		(2,407)	(5,871)
Ending balance	27,239,596		19,709,756	4,117,341	4,012,759
Buildings
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	18,114,355	3,278,793	3,278,793	3,523,354
Additions to liabilities	8,519,807		15,060,329
Interest on leases	589,218		588,307	90,573
Lease payments	(718,191)		(810,667)	(329,263)
Others	(340,001)
Translation differences	(279,613)		(2,407)	(5,871)
Ending balance	25,885,575		18,114,355	3,278,793	3,523,354
Vehicles
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	968,871	432,662	432,662	127,192
Additions to liabilities	72,002		859,964	406,486
Interest on leases	12,209		24,913	6,941
Lease payments	(188,672)		(348,668)	(107,957)
Translation differences	(968)		0
Ending balance	863,442		968,871	432,662	127,192
Other assets
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	626,530	€ 405,886	405,886	362,213
Additions to liabilities			502,565	171,174
Interest on leases	5,365		18,142	9,323
Lease payments	(141,316)		(300,063)	(136,824)
Translation differences			0
Ending balance	€ 490,579		€ 626,530	€ 405,886	€ 362,213